Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	JOHN HANCOCK VARIABLE INSURANCE TRUST
Entity Central Index Key	0000756913
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000022342 [Member]
Shareholder Report [Line Items]
Fund Name	Total Bond Market Trust
Class Name	Series NAV
Trading Symbol	JAGUX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Total Bond Market Trust (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Total Bond Market Trust (Series NAV/JAGUX)	$12	0.25%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.25%
Net Assets	$ 1,062,180,596
Holdings Count | Holding	1,131
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,062,180,596
Total number of portfolio holdings	1,131
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government	47.4%
Corporate bonds	24.3%
U.S. Government Agency	24.0%
Collateralized mortgage obligations – Commercial and residential	1.1%
Foreign government obligations	0.7%
Asset-backed securities	0.4%
Municipal bonds	0.3%
Short-term investments and other	1.8%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-26 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000117966 [Member]
Shareholder Report [Line Items]
Fund Name	Total Bond Market Trust
Class Name	Series II
Trading Symbol	JAGVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Total Bond Market Trust (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Total Bond Market Trust (Series II/JAGVX)	$25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
Net Assets	$ 1,062,180,596
Holdings Count | Holding	1,131
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,062,180,596
Total number of portfolio holdings	1,131
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government	47.4%
Corporate bonds	24.3%
U.S. Government Agency	24.0%
Collateralized mortgage obligations – Commercial and residential	1.1%
Foreign government obligations	0.7%
Asset-backed securities	0.4%
Municipal bonds	0.3%
Short-term investments and other	1.8%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-26 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000117965 [Member]
Shareholder Report [Line Items]
Fund Name	Total Bond Market Trust
Class Name	Series I
Trading Symbol	JTBMX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Total Bond Market Trust (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Total Bond Market Trust (Series I/JTBMX)	$15	0.30%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
Net Assets	$ 1,062,180,596
Holdings Count | Holding	1,131
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,062,180,596
Total number of portfolio holdings	1,131
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government	47.4%
Corporate bonds	24.3%
U.S. Government Agency	24.0%
Collateralized mortgage obligations – Commercial and residential	1.1%
Foreign government obligations	0.7%
Asset-backed securities	0.4%
Municipal bonds	0.3%
Short-term investments and other	1.8%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-26 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000022375 [Member]
Shareholder Report [Line Items]
Fund Name	Core Bond Trust
Class Name	Series I
Trading Symbol	JADKX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Core Bond Trust (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Bond Trust (Series I/JADKX)	$33	0.67%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.67%
Net Assets	$ 660,562,487
Holdings Count | Holding	928
Investment Company Portfolio Turnover	171.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$660,562,487
Total number of portfolio holdings	928
Portfolio turnover rate	171%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
U.S. Government Agency	28.0%
U.S. Government	27.3%
Corporate bonds	26.8%
Collateralized mortgage obligations – U.S. Government Agency	7.7%
Asset-backed securities	5.6%
Collateralized mortgage obligations – Commercial and residential	1.8%
Foreign government obligations	0.8%
Municipal bonds	0.1%
Short-term investments	1.9%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-26 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000022376 [Member]
Shareholder Report [Line Items]
Fund Name	Core Bond Trust
Class Name	Series II
Trading Symbol	JAAEX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Core Bond Trust (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Bond Trust (Series II/JAAEX)	$43	0.87%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.87%
Net Assets	$ 660,562,487
Holdings Count | Holding	928
Investment Company Portfolio Turnover	171.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$660,562,487
Total number of portfolio holdings	928
Portfolio turnover rate	171%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
U.S. Government Agency	28.0%
U.S. Government	27.3%
Corporate bonds	26.8%
Collateralized mortgage obligations – U.S. Government Agency	7.7%
Asset-backed securities	5.6%
Collateralized mortgage obligations – Commercial and residential	1.8%
Foreign government obligations	0.8%
Municipal bonds	0.1%
Short-term investments	1.9%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-26 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000022374 [Member]
Shareholder Report [Line Items]
Fund Name	Core Bond Trust
Class Name	Series NAV
Trading Symbol	JVCNX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Core Bond Trust (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Bond Trust (Series NAV/JVCNX)	$31	0.62%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%
Net Assets	$ 660,562,487
Holdings Count | Holding	928
Investment Company Portfolio Turnover	171.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$660,562,487
Total number of portfolio holdings	928
Portfolio turnover rate	171%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
U.S. Government Agency	28.0%
U.S. Government	27.3%
Corporate bonds	26.8%
Collateralized mortgage obligations – U.S. Government Agency	7.7%
Asset-backed securities	5.6%
Collateralized mortgage obligations – Commercial and residential	1.8%
Foreign government obligations	0.8%
Municipal bonds	0.1%
Short-term investments	1.9%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-26 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000022418 [Member]
Shareholder Report [Line Items]
Fund Name	Opportunistic Fixed Income Trust
Class Name	Series NAV
Trading Symbol	JAEKX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Opportunistic Fixed Income Trust (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Opportunistic Fixed Income Trust (Series NAV/JAEKX)	$39	0.77%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.77%
Net Assets	$ 143,922,886
Holdings Count | Holding	1,248
Investment Company Portfolio Turnover	131.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$143,922,886
Total number of portfolio holdings	1,248
Portfolio turnover rate	131%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
Foreign government obligations	35.3%
U.S. Government Agency	20.2%
Corporate bonds	12.3%
U.S. Government	9.3%
Convertible bonds	7.7%
Asset-backed securities	2.8%
Term loans	2.8%
Collateralized mortgage obligations – Commercial and residential	2.7%
Collateralized mortgage obligations – U.S. Government Agency	2.0%
Preferred securities	1.8%
Exchange-traded funds	0.1%
Short-term investments	3.0%

Country Composition
United States	58.6%
Brazil	6.6%
Colombia	4.0%
South Korea	4.0%
Japan	2.8%
Czech Republic	2.6%
Mexico	2.5%
Indonesia	2.0%
United Kingdom	1.5%
New Zealand	1.5%
Other countries	13.9%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-26 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000022420 [Member]
Shareholder Report [Line Items]
Fund Name	Opportunistic Fixed Income Trust
Class Name	Series II
Trading Symbol	JAEHX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Opportunistic Fixed Income Trust (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Opportunistic Fixed Income Trust (Series II/JAEHX)	$51	1.02%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.02%
Net Assets	$ 143,922,886
Holdings Count | Holding	1,248
Investment Company Portfolio Turnover	131.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$143,922,886
Total number of portfolio holdings	1,248
Portfolio turnover rate	131%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
Foreign government obligations	35.3%
U.S. Government Agency	20.2%
Corporate bonds	12.3%
U.S. Government	9.3%
Convertible bonds	7.7%
Asset-backed securities	2.8%
Term loans	2.8%
Collateralized mortgage obligations – Commercial and residential	2.7%
Collateralized mortgage obligations – U.S. Government Agency	2.0%
Preferred securities	1.8%
Exchange-traded funds	0.1%
Short-term investments	3.0%

Country Composition
United States	58.6%
Brazil	6.6%
Colombia	4.0%
South Korea	4.0%
Japan	2.8%
Czech Republic	2.6%
Mexico	2.5%
Indonesia	2.0%
United Kingdom	1.5%
New Zealand	1.5%
Other countries	13.9%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-26 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000022419 [Member]
Shareholder Report [Line Items]
Fund Name	Opportunistic Fixed Income Trust
Class Name	Series I
Trading Symbol	JAEJX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Opportunistic Fixed Income Trust (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Opportunistic Fixed Income Trust (Series I/JAEJX)	$41	0.82%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.82%
Net Assets	$ 143,922,886
Holdings Count | Holding	1,248
Investment Company Portfolio Turnover	131.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$143,922,886
Total number of portfolio holdings	1,248
Portfolio turnover rate	131%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
Foreign government obligations	35.3%
U.S. Government Agency	20.2%
Corporate bonds	12.3%
U.S. Government	9.3%
Convertible bonds	7.7%
Asset-backed securities	2.8%
Term loans	2.8%
Collateralized mortgage obligations – Commercial and residential	2.7%
Collateralized mortgage obligations – U.S. Government Agency	2.0%
Preferred securities	1.8%
Exchange-traded funds	0.1%
Short-term investments	3.0%

Country Composition
United States	58.6%
Brazil	6.6%
Colombia	4.0%
South Korea	4.0%
Japan	2.8%
Czech Republic	2.6%
Mexico	2.5%
Indonesia	2.0%
United Kingdom	1.5%
New Zealand	1.5%
Other countries	13.9%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-26 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000022431 [Member]
Shareholder Report [Line Items]
Fund Name	Active Bond Trust
Class Name	Series I
Trading Symbol	JAHFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Active Bond Trust (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Active Bond Trust (Series I/JAHFX)	$35	0.70%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%
Net Assets	$ 559,715,250
Holdings Count | Holding	1,115
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$559,715,250
Total number of portfolio holdings	1,115
Portfolio turnover rate	49%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	41.0%
U.S. Government Agency	30.7%
U.S. Government	12.7%
Asset-backed securities	6.3%
Collateralized mortgage obligations – Commercial and residential	5.5%
Collateralized mortgage obligations – U.S. Government Agency	1.0%
Term loans	0.4%
Preferred securities	0.2%
Foreign government obligations	0.2%
Short-term investments and other	2.0%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-26 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000022432 [Member]
Shareholder Report [Line Items]
Fund Name	Active Bond Trust
Class Name	Series II
Trading Symbol	JAHEX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Active Bond Trust (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Active Bond Trust (Series II/JAHEX)	$45	0.90%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%
Net Assets	$ 559,715,250
Holdings Count | Holding	1,115
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$559,715,250
Total number of portfolio holdings	1,115
Portfolio turnover rate	49%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	41.0%
U.S. Government Agency	30.7%
U.S. Government	12.7%
Asset-backed securities	6.3%
Collateralized mortgage obligations – Commercial and residential	5.5%
Collateralized mortgage obligations – U.S. Government Agency	1.0%
Term loans	0.4%
Preferred securities	0.2%
Foreign government obligations	0.2%
Short-term investments and other	2.0%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-26 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000022430 [Member]
Shareholder Report [Line Items]
Fund Name	Active Bond Trust
Class Name	Series NAV
Trading Symbol	JAHDX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Active Bond Trust (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Active Bond Trust (Series NAV/JAHDX)	$32	0.65%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%
Net Assets	$ 559,715,250
Holdings Count | Holding	1,115
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$559,715,250
Total number of portfolio holdings	1,115
Portfolio turnover rate	49%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	41.0%
U.S. Government Agency	30.7%
U.S. Government	12.7%
Asset-backed securities	6.3%
Collateralized mortgage obligations – Commercial and residential	5.5%
Collateralized mortgage obligations – U.S. Government Agency	1.0%
Term loans	0.4%
Preferred securities	0.2%
Foreign government obligations	0.2%
Short-term investments and other	2.0%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-26 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000022446 [Member]
Shareholder Report [Line Items]
Fund Name	High Yield Trust
Class Name	Series NAV
Trading Symbol	JAEMX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the High Yield Trust (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Trust (Series NAV/JAEMX)	$30	0.59%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%
Net Assets	$ 180,379,004
Holdings Count | Holding	610
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$180,379,004
Total number of portfolio holdings	610
Portfolio turnover rate	15%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	94.8%
Term loans	0.8%
Preferred securities	0.3%
Short-term investments and other	4.1%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-26 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000022448 [Member]
Shareholder Report [Line Items]
Fund Name	High Yield Trust
Class Name	Series II
Trading Symbol	JAEOX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the High Yield Trust (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Trust (Series II/JAEOX)	$42	0.84%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.84%
Net Assets	$ 180,379,004
Holdings Count | Holding	610
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$180,379,004
Total number of portfolio holdings	610
Portfolio turnover rate	15%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	94.8%
Term loans	0.8%
Preferred securities	0.3%
Short-term investments and other	4.1%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-26 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000022447 [Member]
Shareholder Report [Line Items]
Fund Name	High Yield Trust
Class Name	Series I
Trading Symbol	JAELX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the High Yield Trust (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Trust (Series I/JAELX)	$32	0.64%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%
Net Assets	$ 180,379,004
Holdings Count | Holding	610
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$180,379,004
Total number of portfolio holdings	610
Portfolio turnover rate	15%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	94.8%
Term loans	0.8%
Preferred securities	0.3%
Short-term investments and other	4.1%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-26 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000022568 [Member]
Shareholder Report [Line Items]
Fund Name	Investment Quality Bond Trust
Class Name	Series I
Trading Symbol	JADUX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Investment Quality Bond Trust (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Quality Bond Trust (Series I/JADUX)	$38	0.76%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.76%
Net Assets	$ 210,536,558
Holdings Count | Holding	841
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$210,536,558
Total number of portfolio holdings	841
Portfolio turnover rate	45%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
U.S. Government Agency	33.1%
U.S. Government	28.2%
Corporate bonds	14.3%
Collateralized mortgage obligations – Commercial and residential	11.4%
Asset-backed securities	6.3%
Collateralized mortgage obligations – U.S. Government Agency	3.4%
Foreign government obligations	1.1%
Term loans	0.7%
Municipal bonds	0.1%
Short-term investments	1.4%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-26 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000022569 [Member]
Shareholder Report [Line Items]
Fund Name	Investment Quality Bond Trust
Class Name	Series II
Trading Symbol	JADSX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Investment Quality Bond Trust (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Quality Bond Trust (Series II/JADSX)	$48	0.96%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.96%
Net Assets	$ 210,536,558
Holdings Count | Holding	841
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$210,536,558
Total number of portfolio holdings	841
Portfolio turnover rate	45%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
U.S. Government Agency	33.1%
U.S. Government	28.2%
Corporate bonds	14.3%
Collateralized mortgage obligations – Commercial and residential	11.4%
Asset-backed securities	6.3%
Collateralized mortgage obligations – U.S. Government Agency	3.4%
Foreign government obligations	1.1%
Term loans	0.7%
Municipal bonds	0.1%
Short-term investments	1.4%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-26 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000022567 [Member]
Shareholder Report [Line Items]
Fund Name	Investment Quality Bond Trust
Class Name	Series NAV
Trading Symbol	JAJNX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Investment Quality Bond Trust (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Quality Bond Trust (Series NAV/JAJNX)	$35	0.71%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.71%
Net Assets	$ 210,536,558
Holdings Count | Holding	841
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$210,536,558
Total number of portfolio holdings	841
Portfolio turnover rate	45%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
U.S. Government Agency	33.1%
U.S. Government	28.2%
Corporate bonds	14.3%
Collateralized mortgage obligations – Commercial and residential	11.4%
Asset-backed securities	6.3%
Collateralized mortgage obligations – U.S. Government Agency	3.4%
Foreign government obligations	1.1%
Term loans	0.7%
Municipal bonds	0.1%
Short-term investments	1.4%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-26 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000022640 [Member]
Shareholder Report [Line Items]
Fund Name	Money Market Trust
Class Name	Series NAV
Trading Symbol	JABXX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Money Market Trust (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Money Market Trust (Series NAV/JABXX)	$14	0.28%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.28%
Net Assets	$ 2,074,185,352
Holdings Count | Holding	108
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$2,074,185,352
Total number of portfolio holdings	108
Weighted Average Maturity	51 Days

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
U.S. Government Agency	49.1%
Repurchase agreement	41.6%
U.S. Government	9.3%

Maturity Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000022642 [Member]
Shareholder Report [Line Items]
Fund Name	Money Market Trust
Class Name	Series II
Trading Symbol	JAAXX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Money Market Trust (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Money Market Trust (Series II/JAAXX)	$26	0.53%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.53%
Net Assets	$ 2,074,185,352
Holdings Count | Holding	108
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$2,074,185,352
Total number of portfolio holdings	108
Weighted Average Maturity	51 Days

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
U.S. Government Agency	49.1%
Repurchase agreement	41.6%
U.S. Government	9.3%

Maturity Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000022641 [Member]
Shareholder Report [Line Items]
Fund Name	Money Market Trust
Class Name	Series I
Trading Symbol	JHOXX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Money Market Trust (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Money Market Trust (Series I/JHOXX)	$17	0.33%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%
Net Assets	$ 2,074,185,352
Holdings Count | Holding	108
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$2,074,185,352
Total number of portfolio holdings	108
Weighted Average Maturity	51 Days

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
U.S. Government Agency	49.1%
Repurchase agreement	41.6%
U.S. Government	9.3%

Maturity Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000022740 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Income Opportunities Trust
Class Name	Series I
Trading Symbol	JESNX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Strategic Income Opportunities Trust (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Income Opportunities Trust (Series I/JESNX)	$39	0.78%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.78%
Net Assets	$ 300,355,856
Holdings Count | Holding	502
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$300,355,856
Total number of portfolio holdings	502
Portfolio turnover rate	24%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	43.1%
Foreign government obligations	16.6%
Term loans	12.1%
Preferred securities	5.7%
U.S. Government Agency	4.7%
U.S. Government	3.7%
Collateralized mortgage obligations – Commercial and residential	3.6%
Asset-backed securities	2.9%
Convertible bonds	1.7%
Collateralized mortgage obligations – U.S. Government Agency	1.6%
Short-term investments and other	4.3%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-26 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000022741 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Income Opportunities Trust
Class Name	Series II
Trading Symbol	JESPX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Strategic Income Opportunities Trust (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Income Opportunities Trust (Series II/JESPX)	$49	0.98%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.98%
Net Assets	$ 300,355,856
Holdings Count | Holding	502
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$300,355,856
Total number of portfolio holdings	502
Portfolio turnover rate	24%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	43.1%
Foreign government obligations	16.6%
Term loans	12.1%
Preferred securities	5.7%
U.S. Government Agency	4.7%
U.S. Government	3.7%
Collateralized mortgage obligations – Commercial and residential	3.6%
Asset-backed securities	2.9%
Convertible bonds	1.7%
Collateralized mortgage obligations – U.S. Government Agency	1.6%
Short-term investments and other	4.3%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-26 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000022739 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Income Opportunities Trust
Class Name	Series NAV
Trading Symbol	JVRNX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Strategic Income Opportunities Trust (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Income Opportunities Trust (Series NAV/JVRNX)	$36	0.73%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.73%
Net Assets	$ 300,355,856
Holdings Count | Holding	502
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$300,355,856
Total number of portfolio holdings	502
Portfolio turnover rate	24%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	43.1%
Foreign government obligations	16.6%
Term loans	12.1%
Preferred securities	5.7%
U.S. Government Agency	4.7%
U.S. Government	3.7%
Collateralized mortgage obligations – Commercial and residential	3.6%
Asset-backed securities	2.9%
Convertible bonds	1.7%
Collateralized mortgage obligations – U.S. Government Agency	1.6%
Short-term investments and other	4.3%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-26 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000073237 [Member]
Shareholder Report [Line Items]
Fund Name	Short Term Government Income Trust
Class Name	Series NAV
Trading Symbol	JAFYX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Short Term Government Income Trust (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Term Government Income Trust (Series NAV/JAFYX)	$32	0.64%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%
Net Assets	$ 247,741,609
Holdings Count | Holding	102
Investment Company Portfolio Turnover	241.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$247,741,609
Total number of portfolio holdings	102
Portfolio turnover rate	241%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government Agency	50.9%
U.S. Government	46.7%
Municipal bonds	1.2%
Collateralized mortgage obligations – U.S. Government Agency	0.3%
Short-term investments and other	0.9%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-26 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000073239 [Member]
Shareholder Report [Line Items]
Fund Name	Short Term Government Income Trust
Class Name	Series II
Trading Symbol	JAFWX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Short Term Government Income Trust (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Term Government Income Trust (Series II/JAFWX)	$44	0.89%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.89%
Net Assets	$ 247,741,609
Holdings Count | Holding	102
Investment Company Portfolio Turnover	241.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$247,741,609
Total number of portfolio holdings	102
Portfolio turnover rate	241%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government Agency	50.9%
U.S. Government	46.7%
Municipal bonds	1.2%
Collateralized mortgage obligations – U.S. Government Agency	0.3%
Short-term investments and other	0.9%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-26 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000073238 [Member]
Shareholder Report [Line Items]
Fund Name	Short Term Government Income Trust
Class Name	Series I
Trading Symbol	JAJPX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Short Term Government Income Trust (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Term Government Income Trust (Series I/JAJPX)	$34	0.69%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.69%
Net Assets	$ 247,741,609
Holdings Count | Holding	102
Investment Company Portfolio Turnover	241.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$247,741,609
Total number of portfolio holdings	102
Portfolio turnover rate	241%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government Agency	50.9%
U.S. Government	46.7%
Municipal bonds	1.2%
Collateralized mortgage obligations – U.S. Government Agency	0.3%
Short-term investments and other	0.9%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-26 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000078286 [Member]
Shareholder Report [Line Items]
Fund Name	Select Bond Trust
Class Name	Series I
Trading Symbol	JAFZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Select Bond Trust (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Bond Trust (Series I/JAFZX)	$33	0.66%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.66%
Net Assets	$ 503,715,682
Holdings Count | Holding	829
Investment Company Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$503,715,682
Total number of portfolio holdings	829
Portfolio turnover rate	83%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	32.3%
U.S. Government Agency	31.8%
U.S. Government	14.8%
Asset-backed securities	7.8%
Collateralized mortgage obligations – Commercial and residential	5.8%
Collateralized mortgage obligations – U.S. Government Agency	0.9%
Foreign government obligations	0.1%
Municipal bonds	0.1%
Short-term investments and other	6.4%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-26 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000078287 [Member]
Shareholder Report [Line Items]
Fund Name	Select Bond Trust
Class Name	Series II
Trading Symbol	JHBDX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Select Bond Trust (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Bond Trust (Series II/JHBDX)	$43	0.86%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.86%
Net Assets	$ 503,715,682
Holdings Count | Holding	829
Investment Company Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$503,715,682
Total number of portfolio holdings	829
Portfolio turnover rate	83%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	32.3%
U.S. Government Agency	31.8%
U.S. Government	14.8%
Asset-backed securities	7.8%
Collateralized mortgage obligations – Commercial and residential	5.8%
Collateralized mortgage obligations – U.S. Government Agency	0.9%
Foreign government obligations	0.1%
Municipal bonds	0.1%
Short-term investments and other	6.4%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-26 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000078285 [Member]
Shareholder Report [Line Items]
Fund Name	Select Bond Trust
Class Name	Series NAV
Trading Symbol	JAGBX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Select Bond Trust (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Bond Trust (Series NAV/JAGBX)	$31	0.62%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%
Net Assets	$ 503,715,682
Holdings Count | Holding	829
Investment Company Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$503,715,682
Total number of portfolio holdings	829
Portfolio turnover rate	83%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	32.3%
U.S. Government Agency	31.8%
U.S. Government	14.8%
Asset-backed securities	7.8%
Collateralized mortgage obligations – Commercial and residential	5.8%
Collateralized mortgage obligations – U.S. Government Agency	0.9%
Foreign government obligations	0.1%
Municipal bonds	0.1%
Short-term investments and other	6.4%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-26 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000090651 [Member]
Shareholder Report [Line Items]
Fund Name	Ultra Short Term Bond Trust
Class Name	Series NAV
Trading Symbol	JAGFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Ultra Short Term Bond Trust (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Short Term Bond Trust (Series NAV/JAGFX)	$28	0.56%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.56%
Net Assets	$ 205,432,435
Holdings Count | Holding	211
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$205,432,435
Total number of portfolio holdings	211
Portfolio turnover rate	41%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	55.3%
Asset-backed securities	22.7%
U.S. Government Agency	0.4%
Collateralized mortgage obligations – U.S. Government Agency	0.2%
Short-term investments and other	21.4%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-26 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000090650 [Member]
Shareholder Report [Line Items]
Fund Name	Ultra Short Term Bond Trust
Class Name	Series II
Trading Symbol	JAGEX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Ultra Short Term Bond Trust (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Short Term Bond Trust (Series II/JAGEX)	$40	0.81%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.81%
Net Assets	$ 205,432,435
Holdings Count | Holding	211
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$205,432,435
Total number of portfolio holdings	211
Portfolio turnover rate	41%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	55.3%
Asset-backed securities	22.7%
U.S. Government Agency	0.4%
Collateralized mortgage obligations – U.S. Government Agency	0.2%
Short-term investments and other	21.4%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-26 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000090649 [Member]
Shareholder Report [Line Items]
Fund Name	Ultra Short Term Bond Trust
Class Name	Series I
Trading Symbol	JAGJX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Ultra Short Term Bond Trust (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Short Term Bond Trust (Series I/JAGJX)	$30	0.61%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.61%
Net Assets	$ 205,432,435
Holdings Count | Holding	211
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$205,432,435
Total number of portfolio holdings	211
Portfolio turnover rate	41%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	55.3%
Asset-backed securities	22.7%
U.S. Government Agency	0.4%
Collateralized mortgage obligations – U.S. Government Agency	0.2%
Short-term investments and other	21.4%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-26 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.